CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) income	$ (1,249,881)	$ 1,208,696	$ 437,904
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	18,652	15,891	40,038
Non-cash lease expenses	91,386	41,524	2,533
Loss on disposal of property and equipment	607	37,468	0
Share-based compensation	2,288,251	0	0
Changes in operating assets and liabilities:
Account receivables	(1,504,828)	(343,165)	306,781
Contract assets	2,781,603	(719,615)	(176,968)
Advance to suppliers	(4,355,926)	756,846	(824,141)
Deferred initial public offering costs	0	0	(650,092)
Due from a related party	0	0	72,371
Inventories	199	(185,985)	0
Prepaid expenses and other current assets	33,653	128,658	(57,406)
Account payables	40,239	66,961	(69,500)
Contract liabilities	462,253	(421,834)	417,987
Taxes payable	90,150	191,373	164,879
Lease liability	(67,754)	(60,907)	(5,252)
Accrued expenses and other liabilities	(40,842)	(80,097)	2,434
Net cash (used in) provided by operating activities	(1,412,238)	635,814	(338,432)
Cash flows from financing activities
Purchase of plant and equipment	(4,439)	(21,230)	(17,738)
Acquisition of 8.8228% non-controlling interest in China Liberal Beijing	0	0	(453,669)
Advance to a related party	0	(1,374,895)	0
Prepayment to acquire a subsidiary	(1,474,217)	0	0
Repayment of advance to a related party	1,471,113	0	0
Net cash used in investing activities	(7,543)	(1,396,125)	(471,407)
Cash flows from financing activities
Proceeds from related party borrowings	9,415	0	439,193
Repayment of due to a related party	0	(1,439,799)	0
Net proceeds from issuance of ordinary shares	29,047,088	5,405,451	0
Net cash provided by financing activities	29,056,503	3,965,652	439,193
Effect of changes of foreign exchange rates on cash	34,250	99,829	(4,241)
Net increase (decrease) in cash	27,670,972	3,305,170	(374,887)
Cash, beginning of year	5,007,449	1,702,279	2,077,166
Cash, end of year	32,678,421	5,007,449	1,702,279
Supplemental disclosure of cash flow information:
Cash paid for interest expense	40,555	2,697	0
Cash paid for income tax	0	20,775	18,657
Supplemental disclosure of non-cash investing and financing activities
Transfer of non-controlling interest	0	0	87,238
Right-of-use assets obtained in exchange for operating lease obligations	$ 0	$ 180,528	$ 21,062